Other Intangible Assets	12 Months Ended
Dec. 31, 2018
Other Intangible Assets
Other Intangible Assets

(8)   Other Intangible Assets

Details of other intangible assets and movement during the years ended 31 December 2018 and 2017 are included in Appendix III, which forms an integral part of these notes to the consolidated Financial statements.

Intangible assets acquired from Talecris mainly include currently marketed products. Identifiable intangible assets correspond to Gamunex and have been recognized at fair value at the acquisition date of Talecris and classified as currently marketed products. Intangible assets recognized comprise the rights on the Gamunex product, its commercialization and distribution license, trademark, as well as relations with hospitals. Each of these components is closely linked and fully complementary, are subject to similar risks and have a similar regulatory approval process.

Intangible assets acquired from Progenika mainly include currently marketed products. Identifiable intangible assets correspond to blood, immunology and cardiovascular genotyping. These assets have been recognized at fair value at the acquisition date of Progenika and classified as currently marketed products.

The cost and accumulated amortization of currently marketed products acquired from Talecris and Progenika at 31 December 2017 is as follows:

	Thousands of Euros
	Balance at		Translation	Balance at
	31/12/2016	Additions	differences	31/12/2017
Cost of currently marketed products - Gamunex	1,138,412	—	(137,828)	1,000,584
Cost of currently marketed products - Progenika	23,792	—	—	23,792
Accumulated amortisation of currently marketed products - Gamunex	(211,871)	(35,837)	28,136	(219,572)
Accumulated amortisation of currently marketed products - Progenika	(9,117)	(2,379)	—	(11,496)
Carrying amount of currently marketed products	941,216	(38,216)	(109,692)	793,308

The cost and accumulated amortization of currently marketed products acquired from Talecris and Progenika at 31 December 2018 is as follows:

	Thousands of Euros
	Balance at		Translation	Balance at
	31/12/2017	Additions	differences	31/12/2018
Cost of currently marketed products - Gamunex	1,000,584	—	47,451	1,048,035
Cost of currently marketed products - Progenika	23,792	—	—	23,792
Accumulated amortisation of currently marketed products - Gamunex	(219,572)	(33,775)	(11,573)	(264,920)
Accumulated amortisation of currently marketed products - Progenika	(11,496)	(2,379)	—	(13,875)
Carrying amount of currently marketed products	793,308	(36,154)	35,878	793,032

The estimated useful life of the currently marketed products acquired from Talecris is considered limited, has been estimated at 30 years on the basis of the expected life cycle of the product (Gamunex) and is amortized on a straight-line basis.

At 31 December 2018 the residual useful life of currently marketed products is 22 years and 5 months (23 years and 5 months at 31 December 2017).

The estimated useful life of the currently marketed products acquired from Progenika is considered limited, has been estimated at 10 years on the basis of the expected life cycle of the product and is amortized on a straight-line basis.

At 31 December 2018 the residual useful life of currently marketed products acquired from Progenika is 4 years and 2 months (5 years and 2 months at 31 December 2017).

(a)	Self — constructed intangible assets

At 31 December 2018 the Group has recognized Euros 58,254 thousand as self-constructed intangible assets (Euros 49,782 thousand at 31 December 2017).

(b)	Purchase commitments

At 31 December 2018 the Group has intangible asset purchase commitments amounting to Euros 589 thousand (Euros 1,199 thousand at 31 December 2017).

(c)	Intangible assets with indefinite useful lives and other intangibles in progress

At 31 December 2018 the Group recognizes plasma center licenses with indefinite useful lives under intangible assets for a carrying amount of Euros 26,917 thousand (Euros 26,631 thousand at 31 December 2017).

The Group has also an amount of Euros 206,087 thousand as development costs in progress (Euros 183,281 thousand at 31 December 2017).

(d)	Result on disposal of intangible assets

Total profit on disposals of intangible assets in 2018 amount to Euros 8,101 thousand (Euros 83 thousand of loss in 2017) and mainly corresponds to the sale of plasma centers to Kedplasma.

(e)	Impairment testing

Indefinite-lived intangible assets have been allocated to the cash-generating unit (CGU) of the Bioscience segment. These assets have been tested for impairment together with goodwill (see note 7).

Impairment testing has been analyzed for each of the intangible assets in progress by calculating its   recoverable amount based on their fair value.

On 29 January 2018 (prior to the date that the 2017 consolidated Financial statements were authorized for issued) Aradigm communicated that it had not obtained the approval of the Antimicrobial Drugs Advisory Committee of the US Food and Drug Administration (FDA) for LinahiqTM. As the Committee did not recommend it as a treatment for non-cystic fibrosis bronchiectasis patients with chronic lung Pseudomonas aeruginosa infections, the intangible assets related to the product have been totally impaired and recognized as R&D expense in the statement of profit and loss for 2017 for an amount of Euros 63,675 thousand. In 2017 the investment in this company and the bonds that the Group held with the company were impaired.